Property, plant and equipment - Key assumptions used in estimating the recoverable amount of the CGUs - Xianrendao Co-generation (Details)	12 Months Ended
	Dec. 31, 2023 J h / yr ¥ / T	Dec. 31, 2020 J h / yr ¥ / T
Disclosure of detailed information about property, plant and equipment [line items]
Sales volume ( Power generation hours), Forecasted		4,140
Forecast Period, 2021 | Huaneng Yingkou Xianrendao Co-generation Co., Ltd. ("Xianrendao Co-generation ") (e)
Disclosure of detailed information about property, plant and equipment [line items]
Sales volume (Heat supply) (10,000 GJ), Forecasted | J		454.67
Sales volume ( Power generation hours), Forecasted		2,093
Forecast Period, 2022 | Huaneng Yingkou Xianrendao Co-generation Co., Ltd. ("Xianrendao Co-generation ") (e)
Disclosure of detailed information about property, plant and equipment [line items]
Sales volume (Heat supply) (10,000 GJ), Forecasted | J		526.06
Sales volume ( Power generation hours), Forecasted		2,084
Forecast Period, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Sales volume ( Power generation hours), Actual		1,705
Forecast Period, 2023 | Huaneng Yingkou Xianrendao Co-generation Co., Ltd. ("Xianrendao Co-generation ") (e)
Disclosure of detailed information about property, plant and equipment [line items]
Sales volume (Heat supply) (10,000 GJ), Forecasted | J		632.49
Sales volume (Heat supply) (10,000 GJ), Actual | J		376.28
Sales volume ( Power generation hours), Forecasted		2,506
Fuel prices (standard coal price, excluding tax), Forecasted | ¥ / T		694.97
Fuel prices (standard coal price, excluding tax), Actual | ¥ / T	633.75
Fuel prices (standard coal price, excluding tax), Fluctuation | ¥ / T	61.22
Forecast Period, 2023 | Huaneng Yingkou Xianrendao Co-generation Co., Ltd. ("Xianrendao Co-generation ") (e) | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Sales volume (Heat supply) (10,000 GJ), Fluctuation | J	78
Sales volume ( Power generation hours), Fluctuation	388
Forecast Period, 2023 | Huaneng Yingkou Xianrendao Co-generation Co., Ltd. ("Xianrendao Co-generation ") (e) | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Sales volume (Heat supply) (10,000 GJ), Fluctuation | J	670
Sales volume ( Power generation hours), Fluctuation	2,442
Forecast Period, 2024 | Huaneng Yingkou Xianrendao Co-generation Co., Ltd. ("Xianrendao Co-generation ") (e)
Disclosure of detailed information about property, plant and equipment [line items]
Sales volume (Heat supply) (10,000 GJ), Forecasted | J		781.49
Sales volume ( Power generation hours), Forecasted		3,097
Forecast Period, 2025 | Huaneng Yingkou Xianrendao Co-generation Co., Ltd. ("Xianrendao Co-generation ") (e)
Disclosure of detailed information about property, plant and equipment [line items]
Sales volume (Heat supply) (10,000 GJ), Forecasted | J		937.93
Sales volume ( Power generation hours), Forecasted		3,717
Forecast period: After 2026 | Huaneng Yingkou Xianrendao Co-generation Co., Ltd. ("Xianrendao Co-generation ") (e)
Disclosure of detailed information about property, plant and equipment [line items]
Sales volume (Heat supply) (10,000 GJ), Forecasted | J		1,046.40
Sales volume ( Power generation hours), Forecasted		4,147